Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities - USD ($)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		$ 4,642,303		$ 4,775,555
Additional principal loans provided		22,322		22,322
Loans already converted		(201,811)		(141,211)
Remaining principal loans amount		4,462,814		4,656,666
Loans presented as of December 31, 2020		6,567,411		4,190,990
CLA August 2017 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		905,555	[1]	905,555	[2]
Additional principal loans provided		22,322		22,322	[2]
Loans already converted		(201,811)		(141,211)	[2]
Remaining principal loans amount		$ 726,066		$ 786,666	[2]
Converted through		2020		2020	[2]
Loans presented as of December 31, 2020		$ 1,230,038		$ 896,799	[2]
CLA May 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		170,000	[1]	170,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted			[1]		[2]
Remaining principal loans amount		$ 170,000	[1]	$ 170,000	[2]
Converted through		2019	[1]	2019	[2]
Loans presented as of December 31, 2020		$ 218,875	[1]	$ 204,118	[2]
CLA October 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		1,000,000	[1]	1,000,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted			[1]		[2]
Remaining principal loans amount		$ 1,000,000	[1]	$ 1,000,000	[2]
Converted through		2020	[1],[3]	2020	[2],[4]
Loans presented as of December 31, 2020		$ 1,591,030	[1]	$ 875,630	[2]
CLA November 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		225,000	[1]	225,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted			[1]		[2]
Remaining principal loans amount		$ 225,000	[1]	$ 225,000	[2]
Converted through		2020	[1],[3]	2020	[2],[4]
Loans presented as of December 31, 2020		$ 356,718	[1]	$ 205,636	[2]
CLA December 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		400,000	[1]	400,000	[2]
Additional principal loans provided			[1]		[2]
Loans already converted			[1]		[2]
Remaining principal loans amount		$ 400,000	[1]	$ 400,000	[2]
Converted through		2020	[1],[3]	2020	[2],[4]
Loans presented as of December 31, 2020		$ 629,647	[1]	$ 310,188	[2]
CLA January-April 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		200,000		200,000	[5]
Additional principal loans provided					[5]
Loans already converted					[5]
Remaining principal loans amount		$ 200,000		$ 200,000	[5]
Converted through		2021	[3]	2021	[4],[5]
Loans presented as of December 31, 2020		$ 215,752		$ 155,062	[5]
CLA March-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		1,250,000	[1]	1,250,000	[5]
Additional principal loans provided			[1]		[5]
Loans already converted			[1]		[5]
Remaining principal loans amount		$ 1,250,000	[1]	$ 1,250,000	[5]
Converted through		2020	[1],[6]	2020	[5],[7]
Loans presented as of December 31, 2020		$ 1,932,525	[1]	$ 1,243,739	[5]
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts		475,000		475,000	[5]
Additional principal loans provided					[5]
Loans already converted					[5]
Remaining principal loans amount		$ 475,000		$ 475,000	[5]
Converted through		2021	[3]	2021	[4],[5]
Loans presented as of December 31, 2020		$ 368,559		$ 136,412	[5]
CLA July 2020 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[1]	16,748
Additional principal loans provided	[1]
Loans already converted	[1]
Remaining principal loans amount	[1]	$ 16,748
Converted through	[1],[3]	2020
Loans presented as of December 31, 2020	[1]	$ 24,267
CLA March 2018 [Member]
Loans and Convertible Bridge Financing (Details) - Schedule of current and non-current liabilities [Line Items]
Original principal loans amounts	[2]			150,000
Additional principal loans provided	[2]
Loans already converted	[2]
Remaining principal loans amount	[2]			$ 150,000
Converted through	[2]			2019
Loans presented as of December 31, 2020	[2]			$ 163,406

[1]	Those CLA's were not repaid on time and therefore were in default as of December 31, 2020. Due to such default, the Company presented those CLA's in their fair value.
[2]	Aggregated to $3,899,516 and presented within the current liabilities
[3]	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event.
[4]	Structured as a 24 month- convertible loan or less in case of a Public Offering (“PO”) event
[5]	Aggregated to $291,474 and presented within the non-current liabilities
[6]	The due date for those convertible loans is October 2020 or earlier in case of a PO event.
[7]	The due date for those convertible loans is October 2020 or earlier in case of a PO event